TRADE RECEIVABLES - Additional Information (Details)	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit risks	17.00%	16.00%
Five largest customers
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit risks	48.00%	47.00%